Interest Rate Benchmark Reform - Schedule of Derivatives Directly Affected by IBOR Reform Uncertainties (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	3,084	2,746
Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	3,084	2,746
USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	3,084	2,746
USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	3,084	2,746
Cash flow hedges | Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,906	2,586
Cash flow hedges | Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,906	2,586
Cash flow hedges | USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,906	2,586
Cash flow hedges | USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	2,906	2,586
Fair value hedges | Total
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	178	160
Fair value hedges | Total | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	178	160
Fair value hedges | USD LIBOR
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	178	160
Fair value hedges | USD LIBOR | Maturing after cessation date
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional value of hedging instruments	178	160